Notes Payable (Detail Textuals) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 24, 2014 USD ($) shares	Feb. 29, 2012 USD ($) Investor $ / shares shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Mar. 31, 2014 $ / shares shares	Aug. 31, 2013 $ / shares shares	Feb. 28, 2013 $ / shares shares	Dec. 31, 2012 $ / shares
Debt Instrument [Line Items]
Interest rate on notes payable						10.00%
Number of shares called by issuing warrants								6.0
Exercise price of warrants | $ / shares			$ 1.19	$ 1.19		$ 1.19	$ 1.29	$ 0.75			$ 1.71
Gain (loss) on debt extinguishment | $					$ 4	$ 5	$ (2,037)
Gain on the change in the fair value of embedded derivatives | $							829
Notes payable, interest expenses | $						1,000	$ 250
Aggregate principal and interest amount of promissory notes | $	$ 1,500					$ 1,479
Number of shares issuable through promissory notes	2.0
Notes Payable | Price adjustable warrants
Debt Instrument [Line Items]
Notes payable | $		$ 1,500
Interest rate on notes payable		15.00%
Number of investors | Investor		2
Mandatory prepayment of additional price adjustable warrants						0.2
Number of shares called by issuing warrants		3.7				3.2
Exercise price of warrants | $ / shares		$ 0.508				$ 0.28
Term of warrants		5 years
Notes Payable | Price adjustable warrants | Amendment One
Debt Instrument [Line Items]
Number of shares called by issuing warrants										1.0
Exercise price of warrants | $ / shares										$ 0.28
Notes Payable | Price adjustable warrants | Amendment Two
Debt Instrument [Line Items]
Number of shares called by issuing warrants									4.0
Exercise price of warrants | $ / shares									$ 0.28